Jul. 30, 2021
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated July 30, 2021 (the “Supplement”)
to the Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”),
each dated July 30, 2021,
for the iShares U.S. Telecommunications ETF (IYZ) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Select Telecommunications Index.
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is the following, instead of the current first four paragraphs of the section:
The Fund seeks to track the investment results of the Dow Jones U.S. Select Telecommunications Index (the “Underlying Index”), which measures the performance of the telecommunications sector of the U.S. equity market, as defined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index may include large-, mid-
or small-capitalization companies. As of March 31, 2020, a significant portion of the Underlying Index is represented by securities of companies in the information technology and telecommunications industries or sectors. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Total Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Telecommunications RIC 22.5/45 Capped Index,” each footnote “2” reference and footnote “2” in the “Average Annual Total Returns” table on page
S-8
of the Summary Prospectus and Prospectus are deleted.